CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Preference shares	Additional paid-in capital	Retained earnings	Cumulative foreign currency translation adjustments:	Gain on derivatives, net of taxes	Unrealized appreciation on available for sale investments:
Beginning balance at Dec. 31, 2020		$ 600	$ 753,500	$ 716,200	$ 1,397,200	$ (177,400)	$ 4,600	$ 192,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change for the year, net of income taxes						21,400		(157,900)
Net change from current period hedged transactions	$ (6,200)						(6,200)
Ending balance at Dec. 31, 2021	2,774,800	600	753,500	761,200	1,382,500	(156,000)	(1,600)	34,600
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	29,800
Preference share dividends	(44,500)
Total accumulated other comprehensive (loss)/income	(123,000)
Change for the year, net of income taxes						(30,900)		(367,800)
Net change from current period hedged transactions	15,400						15,400
Ending balance at Dec. 31, 2022	2,358,000	600	753,500	761,200	1,349,000	(186,900)	13,800	(333,200)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	51,100
Preference share dividends	(44,600)
Total accumulated other comprehensive (loss)/income	(506,300)
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)	604
Preference shares	753,500
Additional paid in capital	761,200
Retained earnings	1,349,000
Dividends on ordinary shares					(40,000)
Change for the year, net of income taxes						(6,900)		(34,500)
Net change from current period hedged transactions							(10,700)
Ending balance at Sep. 30, 2023	2,535,100	600	753,500	761,200	1,578,200	(193,800)	3,100	(367,700)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	305,200
Preference share dividends					(36,000)
Beginning balance at Dec. 31, 2022	2,358,000	600	753,500	761,200	1,349,000	(186,900)	13,800	(333,200)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change for the year, net of income taxes						14,400		105,600
Net change from current period hedged transactions	(14,000)						(14,000)
Ending balance at Dec. 31, 2023	2,908,500	600	753,500	761,200	1,793,500	(172,500)	(200)	(227,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	534,700
Preference share dividends	(49,900)
Beginning balance at Jun. 30, 2023		600	753,500	761,200	1,525,700	(179,300)	9,500	(322,500)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on ordinary shares					(20,000)
Change for the year, net of income taxes						(14,500)		(45,200)
Net change from current period hedged transactions							(6,400)
Ending balance at Sep. 30, 2023	2,535,100	600	753,500	761,200	1,578,200	(193,800)	3,100	(367,700)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	86,300
Preference share dividends					(13,800)
Total accumulated other comprehensive (loss)/income	(558,400)
Total accumulated other comprehensive (loss)/income	(400,300)
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)	604
Preference shares	753,500
Additional paid in capital	761,200
Retained earnings	1,793,500
Beginning balance at Dec. 31, 2023	2,908,500	600	753,500	761,200	1,793,500	(172,500)	(200)	(227,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on ordinary shares					(195,000)
Change for the year, net of income taxes						20,900		90,500
Net change from current period hedged transactions							1,900
Ending balance at Sep. 30, 2024	3,023,200					(151,600)	1,700	(137,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	237,500
Preference share dividends					(41,100)
Beginning balance at Jun. 30, 2024		$ 600	$ 753,500	$ 761,200	1,772,000	(174,100)	(400)	(242,700)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on ordinary shares					(20,000)
Change for the year, net of income taxes						22,500		105,600
Net change from current period hedged transactions							2,100
Ending balance at Sep. 30, 2024	3,023,200					$ (151,600)	$ 1,700	$ (137,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	56,700
Preference share dividends					$ (13,800)
Total accumulated other comprehensive (loss)/income	(287,000)
60,395,839 ordinary shares of par value $0.01 each (December 31, 2021 — 60,395,839 shares)	604
Preference shares	753,500
Additional paid in capital	761,200
Retained earnings	$ 1,794,900